INVENTORY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Amount of inventory recognized as an expense	$ 11,581	$ 9,706	$ 19,855	$ 19,760